UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.5%
Aerospace - 0.9%
Precision Castparts Corp.	45,795	$7,546,558

Airlines - 0.3%
United Continental Holdings, Inc. (a)	144,870	$2,733,697

Apparel Manufacturers - 1.2%
Hanesbrands, Inc. (a)	185,738	$4,060,233
Jones Group, Inc.	172,708	1,822,069
PVH Corp.	64,508	4,547,169

		$10,429,471
Automotive - 1.1%
Delphi Automotive PLC (a)	160,870	$3,465,140
Lear Corp.	147,810	5,882,838

		$9,347,978
Broadcasting - 2.0%
Interpublic Group of Cos., Inc.	687,707	$6,691,389
Nielsen Holdings B.V. (a)	129,239	3,837,106
Scripps Networks Interactive, Inc., “A”	149,100	6,324,822

		$16,853,317
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	87,676	$8,412,512
Evercore Partners, Inc.	110,000	2,928,200
GFI Group, Inc.	1,046,442	4,311,341
TD AMERITRADE Holding Corp.	346,913	5,429,188

		$21,081,241
Business Services - 1.7%
CoreLogic, Inc. (a)	360,270	$4,658,291
Dun & Bradstreet Corp.	98,987	7,407,197
Towers Watson & Co.	46,590	2,792,139

		$14,857,627
Cable TV - 1.7%
Cablevision Systems Corp., “A”	221,920	$3,155,702
Charter Communications, Inc., “A” (a)	115,331	6,566,947
Dish Network Corp., “A”	176,089	5,015,015

		$14,737,664
Chemicals - 1.4%
Celanese Corp.	273,720	$12,117,584

Computer Software - 2.7%
Check Point Software Technologies Ltd. (a)	125,701	$6,604,330
Compuware Corp. (a)	283,637	2,359,860
Fair Isaac Corp.	190,109	6,813,507
Parametric Technology Corp. (a)	121,050	2,210,373
Symantec Corp. (a)	351,715	5,504,340

		$23,492,410
Computer Software - Systems - 0.8%
Xerox Corp.	841,950	$6,701,922

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 4.9%
Lennox International, Inc.	112,066	$3,782,228
NVR, Inc. (a)	18,250	12,519,500
Owens Corning (a)	214,051	6,147,545
Sherwin-Williams Co.	101,258	9,039,302
Stanley Black & Decker, Inc.	162,109	10,958,568

		$42,447,143
Consumer Products - 1.7%
Avon Products, Inc.	284,992	$4,978,810
Energizer Holdings, Inc. (a)	88,864	6,885,183
International Flavors & Fragrances, Inc.	56,735	2,974,049

		$14,838,042
Consumer Services - 0.7%
H&R Block, Inc.	345,402	$5,640,415

Containers - 2.6%
Ball Corp.	195,333	$6,975,341
Greif, Inc.	98,700	4,495,785
Owens-Illinois, Inc. (a)	171,015	3,314,271
Sealed Air Corp.	205,380	3,534,590
Silgan Holdings, Inc.	115,090	4,447,078

		$22,767,065
Electrical Equipment - 1.7%
Amphenol Corp., “A”	91,380	$4,147,738
Sensata Technologies Holding B.V. (a)	150,130	3,945,416
Tyco International Ltd.	146,600	6,847,686

		$14,940,840
Electronics - 2.1%
ASM International N.V.	64,034	$1,879,447
KLA-Tencor Corp.	95,110	4,589,057
Microchip Technology, Inc.	205,686	7,534,278
Semtech Corp. (a)	67,119	1,665,894
Ultratech, Inc. (a)	98,550	2,421,373

		$18,090,049
Energy - Independent - 5.5%
Berry Petroleum Corp., “A”	71,822	$3,017,960
Cabot Oil & Gas Corp.	60,053	4,558,023
Celtic Exploration Ltd. (a)	136,660	3,067,891
CONSOL Energy, Inc.	110,116	4,041,257
CVR Energy, Inc. (a)	209,330	3,920,751
EQT Corp.	140,240	7,683,750
LyondellBasell Industries N.V., “A”	87,650	2,847,748
Noble Energy, Inc.	82,089	7,748,381
QEP Resources, Inc.	256,634	7,519,376
SM Energy Co.	38,480	2,812,888

		$47,218,025
Engineering - Construction - 0.7%
Fluor Corp.	127,906	$6,427,276

Food & Beverages - 5.4%
Britvic PLC	882,190	$4,399,031
Bunge Ltd.	132,800	7,596,160
Coca-Cola Enterprises, Inc.	187,240	4,827,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Corn Products International, Inc.	124,970	$6,572,172
J.M. Smucker Co.	114,629	8,960,549
Kellogg Co.	103,610	5,239,558
McCormick & Co., Inc.	69,234	3,490,778
Mead Johnson Nutrition Co., “A”	77,549	5,329,943

		$46,415,238
Food & Drug Stores - 0.3%
METRO, Inc., “A”	46,050	$2,440,933

Gaming & Lodging - 0.9%
Ameristar Casinos, Inc.	158,807	$2,745,773
Royal Caribbean Cruises Ltd.	89,477	2,216,345
WMS Industries, Inc. (a)	149,131	3,060,168

		$8,022,286
General Merchandise - 0.8%
Dollar General Corp. (a)	177,266	$7,292,723

Insurance - 7.2%
Allied World Assurance Co.	215,582	$13,566,575
Aon Corp.	258,769	12,110,389
Everest Re Group Ltd.	77,216	6,493,093
Genworth Financial, Inc. (a)	381,653	2,499,827
Hanover Insurance Group, Inc.	112,876	3,945,016
Hartford Financial Services Group, Inc.	197,064	3,202,290
Prudential Financial, Inc.	76,329	3,825,609
Symetra Financial Corp.	440,453	3,994,909
Unum Group	261,854	5,517,264
Willis Group Holdings PLC	180,296	6,995,485

		$62,150,457
Leisure & Toys - 1.6%
Hasbro, Inc.	251,862	$8,031,879
Mattel, Inc.	206,210	5,724,390

		$13,756,269
Machinery & Tools - 1.9%
Charter International PLC	352,230	$5,169,275
Cummins, Inc.	67,233	5,917,849
United Rentals, Inc. (a)	80,403	2,375,909
WABCO Holdings, Inc. (a)	63,050	2,736,370

		$16,199,403
Major Banks - 1.1%
Comerica, Inc.	186,937	$4,822,975
KeyCorp	642,603	4,941,617

		$9,764,592
Medical & Health Technology & Services - 3.5%
AmerisourceBergen Corp.	152,778	$5,681,814
Cross Country Healthcare, Inc. (a)	247,261	1,372,299
LifePoint Hospitals, Inc. (a)	128,249	4,764,450
Lincare Holdings, Inc.	96,106	2,470,885
Patterson Cos., Inc.	109,084	3,220,160
Quest Diagnostics, Inc.	45,873	2,663,386
Teleflex, Inc.	88,753	5,439,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Universal Health Services, Inc.	54,880	$2,132,637
VCA Antech, Inc. (a)	141,799	2,800,530

		$30,545,832
Medical Equipment - 2.5%
CareFusion Corp. (a)	130,960	$3,327,694
Covidien PLC	100,490	4,523,055
DENTSPLY International, Inc.	159,274	5,572,997
Pall Corp.	34,413	1,966,703
PerkinElmer, Inc.	296,075	5,921,500

		$21,311,949
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	75,894	$4,731,991

Natural Gas - Distribution - 2.9%
AGL Resources, Inc.	265,374	$11,214,705
NorthWestern Corp.	128,078	4,583,912
Spectra Energy Corp.	169,209	5,203,177
Vectren Corp.	131,530	3,976,152

		$24,977,946
Oil Services - 2.1%
Cameron International Corp. (a)	63,964	$3,146,389
Dresser-Rand Group, Inc. (a)	144,768	7,225,371
Ensco International PLC, ADR	164,510	7,718,809

		$18,090,569
Other Banks & Diversified Financials - 7.6%
Associated Banc-Corp.	527,830	$5,895,861
Brookline Bancorp, Inc.	524,272	4,424,856
CapitalSource, Inc.	509,420	3,413,114
CIT Group, Inc. (a)	121,445	4,234,787
Discover Financial Services	274,450	6,586,800
Fifth Third Bancorp	483,980	6,156,226
First Niagara Financial Group, Inc.	505,660	4,363,846
First Republic Bank (a)	165,570	5,068,098
People’s United Financial, Inc.	441,783	5,676,911
TCF Financial Corp.	600,883	6,201,113
Western Union Co.	251,460	4,591,660
Wintrust Financial Corp.	216,144	6,062,839
Zions Bancorporation	189,710	3,088,479

		$65,764,590
Pharmaceuticals - 0.4%
Hospira, Inc. (a)	112,646	$3,421,059

Pollution Control - 0.9%
Republic Services, Inc.	290,899	$8,014,267

Printing & Publishing - 0.4%
Lamar Advertising Co., “A” (a)	116,770	$3,211,175

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	95,108	$6,468,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.4%
Annaly Mortgage Management, Inc., REIT	365,510	$5,833,540
Big Yellow Group PLC, REIT	722,021	2,744,200
BioMed Realty Trust, Inc., REIT	418,120	7,559,610
Entertainment Properties Trust, REIT	195,780	8,557,544
Mack-Cali Realty Corp., REIT	186,110	4,967,276

		$29,662,170
Restaurants - 0.4%
P.F. Chang’s China Bistro, Inc.	107,739	$3,330,212

Specialty Chemicals - 4.3%
Air Products & Chemicals, Inc.	45,532	$3,878,871
Airgas, Inc.	99,309	7,754,047
Akzo Nobel N.V.	76,661	3,688,541
FMC Corp.	104,015	8,949,451
Rockwood Holdings, Inc. (a)	110,764	4,360,779
Symrise AG	149,231	3,982,594
Valspar Corp.	115,232	4,490,591

		$37,104,874
Specialty Stores - 2.8%
Advance Auto Parts, Inc.	66,650	$4,640,839
American Eagle Outfitters, Inc.	246,171	3,763,955
O’Reilly Automotive, Inc. (a)	67,140	5,367,843
Sally Beauty Holdings, Inc. (a)	296,470	6,264,411
Urban Outfitters, Inc. (a)	150,598	4,150,481

		$24,187,529
Telecommunications - Wireless - 0.7%
SBA Communications Corp. (a)	139,367	$5,987,206

Telephone Services - 0.7%
Frontier Communications Corp.	679,041	$3,497,061
TDC A.S.	286,521	2,292,922

		$5,789,983
Trucking - 0.2%
TNT N.V.	220,820	$1,645,588

Utilities - Electric Power - 7.1%
AES Corp. (a)	495,471	$5,866,377
American Water Works Co., Inc.	79,752	2,540,899
CenterPoint Energy, Inc.	248,924	5,000,883
CMS Energy Corp.	480,899	10,618,250
Constellation Energy Group, Inc.	85,205	3,380,082
DTE Energy Co.	99,800	5,434,110
GenOn Energy, Inc. (a)	975,228	2,545,345
Great Plains Energy, Inc.	211,730	4,611,479
Northeast Utilities	155,806	5,619,922
NRG Energy, Inc. (a)	186,204	3,374,016
OGE Energy Corp.	73,390	4,161,947
Portland General Electric Co.	173,590	4,390,091
Wisconsin Energy Corp.	104,584	3,656,257

		$61,199,658
Total Common Stocks		$833,755,118

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 1.1%
Automotive - 0.4%
General Motors Co., 4.75%	114,910	$3,935,668

Utilities - Electric Power - 0.7%
PPL Corp., 9.5%	105,100	$5,867,733
Total Convertible Preferred Stocks		$9,803,401

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	19,343,196	$19,343,196
Total Investments		$862,901,715

Other Assets, Less Liabilities - 0.1%		876,812
Net Assets - 100.0%		$863,778,527

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$794,459,818	$—	$—	$794,459,818
United Kingdom	16,353,224	7,143,231	—	23,496,455
Netherlands	—	7,213,576	—	7,213,576
Israel	6,604,330	—	—	6,604,330
Canada	5,508,824	—	—	5,508,824
Germany	3,982,594	—	—	3,982,594
Denmark	—	2,292,922	—	2,292,922
Mutual Funds	19,343,196	—	—	19,343,196
Total Investments	$846,251,986	$16,649,729	$—	$862,901,715

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$770,254,725
Gross unrealized appreciation	$138,474,608
Gross unrealized depreciation	(45,827,618)
Net unrealized appreciation (depreciation)	$92,646,990

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,380,959	43,722,465	(56,760,228)	19,343,196

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,176	$19,343,196

MFS® Blended Research®

Core Equity Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 3.5%
Lockheed Martin Corp.	9,242	$747,673
Northrop Grumman Corp.	14,159	828,018
United Technologies Corp.	13,990	1,022,529

		$2,598,220
Automotive - 1.2%
Johnson Controls, Inc.	28,480	$890,285

Biotechnology - 2.0%
Amgen, Inc.	18,760	$1,204,580
Gilead Sciences, Inc. (a)	7,140	292,240

		$1,496,820
Broadcasting - 0.5%
Viacom, Inc., “B”	7,610	$345,570

Brokerage & Asset Managers - 0.5%
CME Group, Inc.	1,610	$392,309

Business Services - 1.1%
Accenture PLC, “A”	14,770	$786,207

Cable TV - 2.3%
DIRECTV, “A” (a)	19,620	$838,951
Time Warner Cable, Inc.	13,400	851,838

		$1,690,789
Chemicals - 1.5%
3M Co.	6,520	$532,880
CF Industries Holdings, Inc.	3,800	550,924

		$1,083,804
Computer Software - 4.5%
Microsoft Corp.	26,152	$678,906
Nuance Communications, Inc. (a)	29,680	746,749
Oracle Corp.	47,434	1,216,682
Symantec Corp. (a)	43,360	678,584

		$3,320,921
Computer Software - Systems - 6.3%
Apple, Inc. (a)	7,848	$3,178,440
Hewlett-Packard Co.	29,700	765,072
International Business Machines Corp.	3,791	697,089

		$4,640,601
Construction - 0.9%
Owens Corning (a)	23,380	$671,474

Consumer Products - 2.0%
Procter & Gamble Co.	21,771	$1,452,343

Consumer Services - 0.6%
ITT Educational Services, Inc. (a)	7,440	$423,262

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.8%
General Electric Co.	44,494	$796,888
Tyco International Ltd.	11,810	551,645

		$1,348,533
Electronics - 2.2%
Intel Corp.	66,497	$1,612,552

Energy - Independent - 1.5%
Apache Corp.	6,980	$632,248
CVR Energy, Inc. (a)	11,040	206,779
HollyFrontier Corp.	12,880	301,392

		$1,140,419
Energy - Integrated - 9.1%
Chevron Corp.	20,829	$2,216,206
ConocoPhillips	11,970	872,254
Exxon Mobil Corp.	42,539	3,605,606

		$6,694,066
Food & Beverages - 4.6%
Coca-Cola Co.	3,380	$236,499
Coca-Cola Enterprises, Inc.	30,900	796,602
Dr Pepper Snapple Group, Inc.	21,980	867,770
General Mills, Inc.	23,740	959,333
PepsiCo, Inc.	7,805	517,862

		$3,378,066
Food & Drug Stores - 2.7%
CVS Caremark Corp.	28,590	$1,165,900
Kroger Co.	32,870	796,111

		$1,962,011
General Merchandise - 1.6%
Kohl’s Corp.	2,430	$119,921
Macy’s, Inc.	33,860	1,089,615

		$1,209,536
Health Maintenance Organizations - 1.2%
Aetna, Inc.	20,560	$867,426

Insurance - 4.4%
ACE Ltd.	4,390	$307,827
Aflac, Inc.	7,910	342,187
Berkshire Hathaway, Inc., “B” (a)	1,190	90,797
Chubb Corp.	5,730	396,631
Hartford Financial Services Group, Inc.	45,280	735,800
Prudential Financial, Inc.	16,090	806,431
Travelers Cos., Inc.	9,465	560,044

		$3,239,717
Internet - 2.7%
Google, Inc., “A” (a)	3,038	$1,962,244

Machinery & Tools - 1.1%
Cummins, Inc.	8,960	$788,659

Major Banks - 4.1%
JPMorgan Chase & Co.	48,943	$1,627,355

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
KeyCorp	59,610	$458,401
PNC Financial Services Group, Inc.	13,670	788,349
Wells Fargo & Co.	5,780	159,297

		$3,033,402
Medical & Health Technology & Services - 1.9%
HCA Holdings, Inc. (a)	21,300	$469,239
McKesson Corp.	11,530	898,302

		$1,367,541
Medical Equipment - 1.4%
Medtronic, Inc.	11,950	$457,088
Thermo Fisher Scientific, Inc. (a)	12,110	544,587

		$1,001,675
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	11,710	$730,119

Network & Telecom - 0.8%
F5 Networks, Inc. (a)	5,590	$593,211

Oil Services - 1.5%
Halliburton Co.	27,200	$938,672
National Oilwell Varco, Inc.	3,040	206,690

		$1,145,362
Other Banks & Diversified Financials - 4.1%
Capital One Financial Corp.	19,540	$826,347
Citigroup, Inc.	43,854	1,153,799
Discover Financial Services	35,860	860,640
SLM Corp.	14,370	192,558

		$3,033,344
Pharmaceuticals - 5.5%
Abbott Laboratories	24,660	$1,386,632
Johnson & Johnson	16,895	1,107,974
Pfizer, Inc.	72,250	1,563,490

		$4,058,096
Pollution Control - 0.8%
Republic Services, Inc.	22,860	$629,793

Precious Metals & Minerals - 0.7%
Coeur d’Alene Mines Corp. (a)	21,370	$515,872

Railroad & Shipping - 0.9%
CSX Corp.	30,740	$647,384

Real Estate - 1.1%
Annaly Mortgage Management, Inc., REIT	41,060	$655,318
Public Storage, Inc., REIT	1,410	189,589

		$844,907
Restaurants - 2.2%
McDonald’s Corp.	15,960	$1,601,267

Specialty Chemicals - 1.2%
Airgas, Inc.	11,270	$879,962

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.1%
IAC/InterActiveCorp	11,920	$507,792
PetSmart, Inc.	12,560	644,202
Ross Stores, Inc.	9,030	429,196

		$1,581,190
Telephone Services - 2.7%
AT&T, Inc.	17,864	$540,207
CenturyLink, Inc.	21,144	786,557
Verizon Communications, Inc.	17,010	682,441

		$2,009,205
Tobacco - 2.6%
Altria Group, Inc.	32,832	$973,469
Philip Morris International, Inc.	12,130	951,962

		$1,925,431
Trucking - 0.8%
United Parcel Service, Inc., “B”	8,540	$625,043

Utilities - Electric Power - 3.3%
AES Corp. (a)	67,560	$799,910
American Electric Power Co., Inc.	17,600	727,056
CenterPoint Energy, Inc.	12,960	260,366
PG&E Corp.	15,290	630,254

		$2,417,586
Total Common Stocks		$72,636,224

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	1,128,071	$1,128,071
Total Investments		$73,764,295

Other Assets, Less Liabilities - (0.0)%		(13,385)
Net Assets - 100.0%		$73,750,910

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

12/31/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$72,636,224	$—	$—	$72,636,224
Mutual Funds	1,128,071	—	—	1,128,071
Total Investments	$73,764,295	$—	$—	$73,764,295

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$73,745,948
Gross unrealized appreciation	$4,340,209
Gross unrealized depreciation	(4,321,862)
Net unrealized appreciation (depreciation)	$18,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	290,402	6,258,600	(5,420,931)	1,128,071

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$171	$1,128,071

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2012

*	Print name and title of each signing officer under his or her signature.